Advisors Capital Tactical Fixed Income Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Fixed Income
339,000	iShares 5-10 Year Investment Grade Corporate Bond ETF	$ 18,265,320
487,600	iShares 10+ Year Investment Grade Corporate Bond ETF	24,599,420
352,900	iShares Broad USD Investment Grade Corporate Bond ETF	18,269,633
1,547,700	State Street® SPDR® Portfolio High Yield Bond ETF	36,634,059
218,200	Vanguard Intermediate-Term Corporate Bond Index ETF	18,274,250
		116,042,682	63.51%

Target Maturity Fixed Income
586,800	iShares iBonds Dec 2029 Term Corporate ETF	13,734,054
415,200	iShares iBonds Dec 2030 Term Corporate ETF	9,163,464
1,081,500	iShares iBonds Dec 2031 Term Corporate ETF	22,873,725
		45,771,243	25.05%

US Fund Preferred Stock
752,800	Invesco Variable Rate US Preferred Stock ETF	18,315,624	10.02%
Total for Exchange Traded Funds (Cost - $176,631,178)		180,129,549	98.58%

MONEY MARKET FUNDS
3,003,761	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% *	3,003,761	1.64%
Total for Money Market Funds (Cost - $3,003,761)

	Total Investments	183,133,310	100.22%
	(Cost - $179,634,939)

	Liabilities in Excess of Other Assets	(399,584)	-0.22%

	Net Assets	$ 182,733,726	100.00%

* The Yield shown represents the 7-day yield at December 31, 2025.